Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Detail) - Interbank Offer Rate Reform [Member] $ in Millions	Nov. 01, 2020 CAD ($)
Libor [Member] | U.S. dollars [member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	$ 98,112
Non-derivative liabilities	7,435
Derivative notional amounts	1,570,534
Authorized and committed loan commitments	68,449
Libor [Member] | GBP [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	868
Non-derivative liabilities	692
Derivative notional amounts	20,972
Authorized and committed loan commitments	194
Others [Member] | Other Currencies [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	1,225
Derivative notional amounts	6,702
Authorized and committed loan commitments	$ 23,633